SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutions		$ 31	$ 62
Prepaid expenses		373	539
Total other current assets	$ 841	$ 404	$ 601